INVESTMENTS IN MARKETABLE DEBT SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	$ 398,236	$ 208,751
Gross Unrealized Gain	483	352
Gross Unrealized Loss	(129)	(219)
Estimated Fair value	398,590	208,884
Asset backed securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	55,050	6,400
Gross Unrealized Gain	64	4
Estimated Fair value	55,114	6,404
Commercial paper
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost		7,592
Gross Unrealized Gain		1
Estimated Fair value		7,593
Corporate bonds
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	213,104	87,591
Gross Unrealized Gain	283
Gross Unrealized Loss		(163)
Estimated Fair value	213,387	87,428
Treasury bill
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	33,759	5,925
Gross Unrealized Gain	18	3
Estimated Fair value	33,777	5,928
U.S. treasury securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	34,209	8,039
Gross Unrealized Gain	85
Gross Unrealized Loss		(44)
Estimated Fair value	34,294	7,995
Yankee bonds
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	7,000	5,601
Gross Unrealized Gain	6
Gross Unrealized Loss		(12)
Estimated Fair value	7,006	5,589
Wealth management products
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	52,679	87,603
Gross Unrealized Gain		344
Gross Unrealized Loss	(129)
Estimated Fair value	52,550	$ 87,947
Sovereign government security
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	2,435
Gross Unrealized Gain	27
Estimated Fair value	$ 2,462